SCHEDULE OF OPERATING LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets Net
2025	$ 876
2026	1,707
Less: interest	(146)
Present value of lease liabilities	2,437
Current liabilities	811	$ 348
Non-current liabilities	1,626	$ 1,227
Total operating lease liabilities	$ 2,437